Income Tax (Details)	12 Months Ended
Jul. 31, 2016 USD ($)
Estimated NOL Carry-Forward	$ 1,785,751
Estimated Tax Benefit from NOL (2)	607,155
Valuation Allowance from NOL Benefit	(607,155)
Net Tax Benefit
2007 [Member]
Estimated NOL Carry-Forward	$ 22,659
NOL expires	2027
Estimated Tax Benefit from NOL (2)	$ 7,704
Valuation Allowance from NOL Benefit	(7,704)
Net Tax Benefit
2008 [Member]
Estimated NOL Carry-Forward	$ 57,226
NOL expires	2028
Estimated Tax Benefit from NOL (2)	$ 19,456
Valuation Allowance from NOL Benefit	(19,456)
Net Tax Benefit
2009 [Member]
Estimated NOL Carry-Forward	$ 36,149
NOL expires	2029
Estimated Tax Benefit from NOL (2)	$ 12,291
Valuation Allowance from NOL Benefit	(12,291)
Net Tax Benefit
2010 [Member]
Estimated NOL Carry-Forward	$ 24,511
NOL expires	2030
Estimated Tax Benefit from NOL (2)	$ 8,334
Valuation Allowance from NOL Benefit	(8,334)
Net Tax Benefit
2011 [Member]
Estimated NOL Carry-Forward	$ 229,394
NOL expires	2031
Estimated Tax Benefit from NOL (2)	$ 77,994
Valuation Allowance from NOL Benefit	(77,994)
Net Tax Benefit
2012 [Member]
Estimated NOL Carry-Forward	$ 103,503
NOL expires	2032
Estimated Tax Benefit from NOL (2)	$ 35,191
Valuation Allowance from NOL Benefit	(35,191)
Net Tax Benefit
2013 [Member]
Estimated NOL Carry-Forward	$ 164,675
NOL expires	2033
Estimated Tax Benefit from NOL (2)	$ 55,990
Valuation Allowance from NOL Benefit	(55,990)
Net Tax Benefit
2014 [Member]
Estimated NOL Carry-Forward	$ 23,158
NOL expires	2034
Estimated Tax Benefit from NOL (2)	$ 7,874
Valuation Allowance from NOL Benefit	(7,874)
Net Tax Benefit
2015 [Member]
Estimated NOL Carry-Forward	$ 62,213
NOL expires	2035
Estimated Tax Benefit from NOL (2)	$ 21,152
Valuation Allowance from NOL Benefit	(21,152)
Net Tax Benefit
2016 [Member]
Estimated NOL Carry-Forward	$ 1,062,263
NOL expires	2036
Estimated Tax Benefit from NOL (2)	$ 361,169
Valuation Allowance from NOL Benefit	(361,169)
Net Tax Benefit